Convertible preferred shares	12 Months Ended
Dec. 31, 2022
Convertible preferred shares
Convertible preferred shares

22. Convertible preferred shares

The following table summarizes the issuances of convertible preferred shares immediately before the conversion upon the Group’s IPO.

		Issuance	Total
		price	number of
Series	Issuance date	per share	shares issued
		US$
Series A-1 convertible preferred shares	February 2015	11.3970	12,180,250
Series A-2 convertible preferred shares	February 2015	11.4423	9,145,501
Series A-3 convertible preferred shares	February 2015	11.4423	10,668,684
Series A-4 convertible preferred shares	February 2015	11.6866	33,711,135
Series A-5 convertible preferred shares	February 2015	12.0325	21,161,516
Series A-6 convertible preferred shares	February 2015	12.7193	41,028,543
Series A-7 convertible preferred shares	March 2013	0.0080	20,000,000
Series A-8 convertible preferred shares	April 2013	0.1600	12,500,000
Series A-9 convertible preferred shares	May 2013	0.9600	3,125,000
Series A-10 convertible preferred shares	May 2013	0.9600	15,625,000
Series A-11 convertible preferred shares	January 2014	2.9160	21,654,327	(i)
Series A-12 convertible preferred shares	January 2014	3.2400	10,956,791
Series A-13 convertible preferred shares	April 2014	3.8250	20,915,034
Series A-14 convertible preferred shares	July 2014	7.3125	17,777,778
Series A-15 convertible preferred shares	December 2014 to January 2015	12.2727	54,592,596
Series A-16 convertible preferred shares	May 2015	18.9705	12,756,674
Series A-17 convertible preferred shares	July 2015 to March 2016	27.4262	116,312,175
Series A-18 convertible preferred shares	April 2016 to August 2017	38.2271	111,432,959
Series B-1 convertible preferred shares	August 2016 to October 2017	119.0705	58,530,879
Series B-2 convertible preferred shares	April 2017 to August 2019	50.9321	212,683,291
(i)	Including 4,507,550 Series A-11 preferred shares legally issued in 2018 upon the exercise of the warrant.

22. Convertible preferred shares (Continued)

The major rights, preferences and privileges of the preferred shares are as follows:

Conversion rights

All series except for Series B-1 preferred shares

Each of the preferred shares is convertible, at the option of the holder, into the Company’s ordinary shares at an initial conversion ratio of 1:1 at any time after the date of issuance of such preferred shares.

The preferred shares shall be automatically converted into ordinary shares (i) immediately prior to the consummation of a Qualified IPO or (ii) specified by written consent of Series A-1 to A-15 preferred shares holders, and at least 75% of voting power of the outstanding Series A-16 preferred shares holders, at least 75% of voting power of the outstanding Series A-17 preferred shares holders, at least 75% of voting power of the outstanding Series A-18 preferred shares holders, and at least 75% of voting power of the outstanding Series B-2 preferred shares holders.

Series B-1 preferred shares

Each of the preferred shares is convertible, at the option of the holder, into the 3 ordinary shares at the option of the Series B-1 preferred shares holders upon: 1) the consummation of an Qualified IPO, 2) the transfer of Such Series B-1 preferred shares pursuant to the certain agreement; 3) liquidation, dissolution or winding up of Company; 4) other extraordinary corporate transaction for which the Series B-1 preferred shareholders receive different treatment relative to the treatment applicable to Series A-18 preferred shareholders as if each Series B-1 Preferred Share shall have been converted into three Series A-18 Preferred Shares.

Dividend rights

The holders of preferred shares are entitled to receive non-cumulative dividends at a simple rate of 8% of original issuance price of preferred shares per annum as and when declared by the Board of Directors.

No dividends on preferred shares and ordinary shares have been declared for the years ended December 31, 2020 and 2021.

Liquidation preferences

In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of preferred shares have preference over holders of ordinary shares with respect to payment dividends and distribution of assets. Upon liquidation, each preferred shareholder is entitled to be on parity with each other, and prior and in preference to any distribution of any of assets or funds of the Company to the ordinary shareholders.

The holders of Series A-4 to A-18 and B-1 to B-2 preferred shares shall receive an amount equal to 100% of original issuance price with respect to Series A-4 to A-18 and B-1 to B-2 preferred shares on an as-converted basis, plus all dividends declared and unpaid with respect thereto per share, then held by holders. The holders of Series A-1 to A-3 preferred shares shall receive an amount equal to 140% of the original issuance price with respect to Series A-1 to A-3 preferred shares on an as-converted basis, plus all dividends declared and unpaid with respect thereto per share, then held by holders.

22. Convertible preferred shares (Continued)

Voting rights

The holder of each ordinary share issued and outstanding has one vote for each ordinary share held and the holder of each preferred shares (except for Series B-1 preferred shares) has the number of votes as equals to the number of ordinary shares then issuable upon their conversion into ordinary shares. The holder of each Series B-1 preferred shares has the number of votes as equal to one-third of the whole number of ordinary shares then issuable upon their conversion into ordinary shares except some specific matters.

Conversion upon IPO

In July, 2021, upon the completion of the Company’s IPO, all the issued and outstanding preferred shares were automatically converted into ordinary shares based on aforementioned conversion price.

Accounting for preferred shares

The Group has classified the preferred shares in the mezzanine equity of the consolidated balance sheets as they are considered as contingently redeemable upon a deemed liquidation event occurs in accordance with ASC 480-10-S99-3A (f).

The Group has determined that there was no beneficial conversion feature attributable to the preferred shares because the initial effective conversion prices of these preferred shares were higher than the fair value of the Company’s ordinary shares determined by the Company taking into account independent valuations.

The movement of preferred shares for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Total
	number of	Total
	shares	amount
		RMB
Balance as of January, 2020	816,287,809	189,847,244
Repurchase of Series A‑17 convertible preferred shares	(29,842)	(5,198)
Repurchase of Series A‑18 convertible preferred shares	(12,215)	(3,067)
Balance as of December 31, 2020	816,245,752	189,838,979
Conversion of preferred shares to ordinary shares	(816,245,752)	(189,838,979)
Balance as of December 31, 2021	—	—
Balance as of December 31, 2022	—	—

The Group accounted for repurchases of preferred shares as retirements of treasury shares whereby the difference between the repurchase price and the carrying value of the repurchased preferred shares is accounted for as deemed dividend to the holders of preferred shares which were recorded against additional paid-in capital. The deemed dividend resulting from repurchases of preferred shares was RMB872, and nil for the years ended December 31, 2020 and 2021, respectively.